Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Stock-Based Compensation

7. STOCK-BASED COMPENSATION

The Company has adopted the 2017 Equity Incentive Plan (“the Plan”) under which non-transferable options to purchase common shares of the Company may be granted to directors, officers, employees, or consultants of the Company. The terms of the Plan provide that the Board of Directors have the right to grant options to acquire common shares of the Company at not less than the closing market price of the shares on the day preceding the grant at terms of up to ten years. No amounts are paid or payable by the recipient on receipt of the options. As of December 31, 2017, the maximum number of options available for grant was 3,000,000 shares. On January 22, 2018, the maximum number of options available for grant was increased to 3,900,000 shares. As of March 31, 2018, there are 3,075,000 stock options issued (December 31, 2017 – 2,900,000) and 825,000 stock options unissued (December 31, 2017 – 100,000).

On February 9, 2018, the Company granted a total of 100,000 stock options to a director. The stock options are exercisable at the exercise price of $0.60 per share for a period of ten years from the date of grant. The stock options are exercisable as follows:

(i)	1/3 upon the date of grant;

(ii)	1/3 on the first anniversary date; and

(iii)	1/3 on the second anniversary date.

On February 16, 2018, the Company granted a total of 75,000 stock options to two consultants. The stock options are exercisable at the exercise price of $0.60 per share for a period of ten years from the date of grant. The stock options are exercisable as follows:

(i)	1/3 on the first anniversary date;

(ii)	1/3 on the second anniversary date; and

(iii)	1/3 on the third anniversary date.

Stock options granted are valued at the fair value calculation based off the Black-Scholes valuation model. The weighted average assumptions used in the calculation are as follows:

	Three Months Ended March 31,
	2018	2017
Share price	$0.60	N/A
Exercise price	$0.60	N/A
Time to maturity (years)	10	N/A
Risk-free interest rate	2.83%-2.87%	N/A
Expected volatility	187.27%-187.29%	N/A
Dividend per share	$0.00	N/A
Forfeiture rate	Nil	N/A

	Number of Options	Weighted Average Grant-Date Fair Value ($)	Weighted Average Exercise Price ($)	Weighted Average Remaining Life (Yrs)
Options outstanding, December 31, 2017	2,900,000	0.10	0.10	9.5
Granted	175,000	0.60	0.60	9.9
Exercised	-	-	-	-
Forfeited	-	-	-	-
Options outstanding, March 31, 2018	3,075,000	0.12	0.13	9.5
Options exercisable, March 31, 2018	766,664	0.12	0.12	9.5

8. STOCK-BASED COMPENSATION

The Company has adopted the 2017 Equity Incentive Plan (“the Plan”) under which non-transferable options to purchase common shares of the Company may be granted to directors, officers, employees, or consultants of the Company. The terms of the Plan provide that the Board of Directors have the right to grant options to acquire common shares of the Company at not less than the closing market price of the shares on the day preceding the grant at terms of up to ten years. No amounts are paid or payable by the recipient on receipt of the options. The maximum number of options available for grant is 3,000,000. On January 22, 2018, the maximum number of options available for grant was increased to 3,900,000. As of December 31, 2017, there are 2,900,000 stock options issued (2016 – nil) and 100,000 stock options unissued (2016 – nil).

On October 15, 2017, the Company granted a total of 1,400,000 stock options to its directors and officers. The stock options are exercisable at the exercise price of $0.10 per share for a period of ten years from the date of grant. The stock options are exercisable as follows:

(i)	1/3 upon the date of grant;
(ii)	1/3 on the first anniversary date; and
(iii)	1/3 on the second anniversary date.

On October 15, 2017, the Company granted a total of 1,325,000 stock options to its consultants. These stock options were granted to consultants who have provided their services for cash compensation below cost, with the stock options providing additional compensation in lieu of cash. The stock options are exercisable at the exercise price of $0.10 per share for a period of ten years from the date of grant. Of the stock options granted, 800,000 are exercisable as follows:

(i)	1/3 upon the date of grant;
(ii)	1/3 on the first anniversary date; and
(iii)	1/3 on the second anniversary date.

The remaining 525,000 stock options are exercisable as follows:

(i)	1/3 on the first anniversary date;
(ii)	1/3 on the second anniversary date; and
(iii)	1/3 on the third anniversary date.

On November 10, 2017, the Company granted a total of 175,000 stock options to its consultants. The stock options are exercisable at the exercise price of $0.10 per share for a period of ten years from the date of grant. The stock options are exercisable as follows:

(i)	1/3 on the first anniversary date;
(ii)	1/3 on the second anniversary date; and
(iii)	1/3 on the third anniversary date.

Stock options granted are valued at the fair value calculation based off the Black-Scholes valuation model. The weighted average assumptions used in the calculation are as follows:

	For the years ended December 31,
	2017	2016
Share price	$0.10	N/A
Exercise price	$0.10	N/A
Time to maturity (years)	10	N/A
Risk-free interest rate	2.28%-2.40%	N/A
Expected volatility	191.12%-191.75%	N/A
Dividend per share	$0.00	N/A
Forfeiture rate	Nil	N/A

	Number of Options	Weighted Average Grant-Date Fair Value ($)	Weighted Average Exercise Price ($)	Weighted Average Remaining Life (Yrs)
Options outstanding, December 31, 2015	-	-	-	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Options outstanding, December 31, 2016	-	-	-	-
Granted	2,900,000	0.10	0.10	9.8
Exercised	-	-	-	-
Forfeited	-	-	-	-
Options outstanding, December 31, 2017	2,900,000	0.10	0.10	9.8
Options exercisable, December 31, 2017	733,331	0.10	0.10	9.8